Equity - Schedule of the Entity's Quotaholders (Detail) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Vinci Partners Investimentos Ltda [Member]
Disclosure of classes of share capital [line items]
Opening balance		8,730,000.00	8,595,000.00
Subscribed			135,000
Closing balance			8,730,000.00
Vinci Partners Investments Ltd [Member]
Disclosure of classes of share capital [line items]
Subscribed		15,271,488
Transferred	[1]	41,642,100
Closing balance		56,913,588
Gilberto Sayao Da Silva [Member] | Class B Common Stock [Member] | Vinci Partners Investments Ltd [Member]
Disclosure of classes of share capital [line items]
Transferred	[1]	14,466,239
Closing balance		14,466,239
Alessandro Monteiro Morgado Horta [Member] | Class A Common Stock [Member] | Vinci Partners Investments Ltd [Member]
Disclosure of classes of share capital [line items]
Transferred	[1]	8,226,422
Closing balance		8,226,422
Paulo Fernando Carvalho De Oliveira [Member] | Class A Common Stock [Member] | Vinci Partners Investments Ltd [Member]
Disclosure of classes of share capital [line items]
Transferred	[1]	2,066,605
Closing balance		2,066,605
Salzburg Empreendimentos E Participaes Ltda [Member] | Vinci Partners Investimentos Ltda [Member]
Disclosure of classes of share capital [line items]
Opening balance		1,206,000.00	1,206,000.00
Closing balance			1,206,000.00
Vinci Partners Participaes Ltda [Member] | Vinci Partners Investimentos Ltda [Member]
Disclosure of classes of share capital [line items]
Opening balance		4,194,000.00	4,194,000.00
Closing balance			4,194,000.00
Treasury shares | Class A Common Stock [Member] | Vinci Partners Investments Ltd [Member]
Disclosure of classes of share capital [line items]
Closing balance		758,011
Other Shareholders | Vinci Partners Investimentos Ltda [Member]
Disclosure of classes of share capital [line items]
Opening balance		3,330,000.00	3,195,000.00
Subscribed			135,000
Closing balance			3,330,000.00
Other Shareholders | Class A Common Stock [Member] | Vinci Partners Investments Ltd [Member]
Disclosure of classes of share capital [line items]
Transferred	[1]	13,989,586
Closing balance		13,989,586
Bruno Augusto Sacchi Zaremba [Member] | Class A Common Stock [Member] | Vinci Partners Investments Ltd [Member]
Disclosure of classes of share capital [line items]
Transferred	[1]	1,446,624
Closing balance		1,446,624
Sergio Passos Riberio [Member] | Class A Common Stock [Member] | Vinci Partners Investments Ltd [Member]
Disclosure of classes of share capital [line items]
Transferred	[1]	1,239,963
Closing balance		1,239,963
Lywal Salles Filho [Member] | Class A Common Stock [Member] | Vinci Partners Investments Ltd [Member]
Disclosure of classes of share capital [line items]
Transferred	[1]	206,661
Closing balance		206,661
Public Float [Member] | Class A Common Stock [Member] | Vinci Partners Investments Ltd [Member]
Disclosure of classes of share capital [line items]
Subscribed		15,271,488
Repurchased		(758,011)
Closing balance		14,513,477
Treasury shares [member] | Class A Common Stock [Member] | Vinci Partners Investments Ltd [Member]
Disclosure of classes of share capital [line items]
Repurchased		758,011

[1]	All of the quotaholders of Vinci Partners Investimentos Ltda contributed the entirety of their quotas to Vinci Partners Investments Ltd. In return for this contribution, the Entity issued 14,466,239 new Class B common shares and 27,175,861 new Class A common shares, in each case in a one-to-4.77 exchange for the quotas of Vinci Partners Investimentos Ltda to the quotas of Vinci Partners Investments Ltd.